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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549



                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: SEPTEMBER 30, 2011

Check here if Amendment [x]; Amendment Number : 1
        This Amendment: [x] is a restatement
                        [ ] adds new holdings entries


INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     Prosperity Capital Management Limited

Address:  Cayman Islands
          P.O. Box 10448
          Suite 204, The Crighton Building
          256 Crewe Rd
          Grand Cayman, KY1-1004


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:  	Oliver J. Sinton
Title: 	Managing Director
Phone: 	+1 345 745 8500


SIGNATURE, PLACE AND DATE OF SIGNING:

                                       Grand Cayman,
     /s/ Oliver J. Sinton              Cayman Islands       November 28 2011
-------------------------------  ------------------------  -----------------
          Signature                     City, State                Date


REPORT TYPE:

[X] 13F HOLDINGS REPORT (Amended two share amounts in Column 5 and one share amount in Column 8 of the information table because figures were rounded to the nearest thousand.)

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.


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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of other included managers:       	0

Form 13F Information Table Entry Total: 	2

Form 13F Information Table Value Total: 	$147,784
                                        	(thousands)


LIST OF OTHER INCLUDED MANAGERS:

None

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                           FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8
--------------  -----------------------  ---------  --------  ---------------------  ----------  --------  -----------------
                               TITLE OF                VALUE     SHRS OR  SH/  PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                    CLASS      CUSIP   (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS       SOLE  SHARED
--------------  -----------------------  ---------  --------  ----------  ---  ----  ----------  --------  ---------  ------
VIMPELCOM LTD.            SPONSORED ADR  92719A106   138,206  11,146,393   SH   ---     DEFINED      NONE  8,309,091     ---
MECHEL OAO      SPONSORED ADR PREFERRED  583840509     9,578   1,113,775   SH   ---     DEFINED      NONE  1,113,775     ---

COLUMN 1         COLUMN 8
--------------  ---------
                  VOTING
                AUTHORITY
NAME OF ISSUER       NONE
--------------  ---------
VIMPELCOM LTD.  2,837,302
MECHEL OAO            ---


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